UNITED SPIRITS, INC (Details) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Balance Sheets:
Cash and cash equivalents	$ 298,520			$ 294,467		$ 298,520		$ 294,467		$ 191,463		$ 1,237,432	$ 2,216
Right-of-use asset	78,387					78,387
Total assets	2,108,922					2,108,922				563,239		1,613,353
Accounts payable and accrued expense	1,447,781					1,447,781				1,311,475		1,095,995
Total Liabilities	1,804,837					1,804,837				3,600,605		2,844,579
Total liabilities and stockholders’ deficiency	2,108,922					2,108,922				563,239		1,613,353
Statements of operations:
Royalty expense	78,279			(75,002)		153,467		(68,412)		33,664		321,741
Officers' compensation	103,750			3,207		289,500		3,207		341,250		250,000
Other operating expenses – net				(382,330)				284,577		(2,591,548)		4,074,147
Total operating expenses	855,991			359,057		1,878,833		1,148,752		2,500,217		1,264,519
Net income (loss)	(689,107)		$ (982,364)	$ (588,328)	$ 1,855	(1,361,774)		(339,058)		(4,157,254)		3,966,378
United Spirits, Inc [Member]
Balance Sheets:
Cash and cash equivalents	26,694					26,694				38,793		1,181,076
Intercompany receivable from Iconic (A)	133,394	[1]				133,394	[1]			204,461	[1]	230,226
Right-of-use asset	78,387					78,387
Total assets	238,475					238,475				243,254		1,411,302
Accounts payable and accrued expense	196,950					196,950				11,338
Loans payable to officer and affiliated entity	71,115					71,115				71,037		71,052
Intercompany payable to Bellissima (A)	297,787	[1]				297,787	[1]			335,257	[1]	1,376,729
Intercompany payable to BiVi (A)	66,876	[1]				66,876	[1]			56,854	[1]	88,259
Operating lease liability	78,387					78,387
Total Liabilities	711,115					711,115				474,487		1,551,510
Noncontrolling interest in VIE	(472,640)					(472,640)				(231,333)		(140,208)
Total liabilities and stockholders’ deficiency	$ 238,475					238,475				243,153		1,411,302
Statements of operations:
Intercompany distribution income (A)						4,542	[1]	3,619	[1]	12,242		60,696
Royalty expense						127,500				65,000
Officers' compensation						82,000				30,000
Other operating expenses – net						36,450		9,044		8,266		15,922
Total operating expenses						245,950		9,044		103,266		15,922
Net income (loss)						$ (241,408)		$ (5,425)		$ (91,024)		$ 44,774

[1]	Eliminated in consolidation